American Beacon Advisors, Inc.
220 E. Las Colinas Blvd. Suite 1200
Irving, TX 75039

October 29, 2019

VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  American Beacon Funds
     1933 Act File No. 033-11387
     1940 Act File No. 811-04984

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Funds (the "Registrant") hereby certifies (a) that the form of Prospectus used with respect to the American Beacon Alpha Quant Core Fund, American Beacon Alpha Quant Dividend Fund, American Beacon Alpha Quant Quality Fund, American Beacon Alpha Quant Value Fund, American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund, American Beacon ARK Transformational Innovation Fund, American Beacon TwentyFour Strategic Income Fund, and American Beacon SSI Alternative Income Fund, of the Registrant does not differ from that contained in Post-Effective Amendment No. 355 (“Amendment No. 355”) to the Registrant’s Registration Statement, (b) that the form of Statement of Additional Information used with respect to the American Beacon Alpha Quant Core Fund, American Beacon Alpha Quant Dividend Fund, American Beacon Alpha Quant Quality Fund, American Beacon Alpha Quant Value Fund, American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund, American Beacon ARK Transformational Innovation Fund, American Beacon TwentyFour Strategic Income Fund, and American Beacon SSI Alternative Income Fund, does not differ from that contained in Amendment No. 355 to the Registrant’s Registration Statement, and (c) that Amendment No. 355 was filed electronically.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/Rosemary Behan
   Rosemary Behan
           Chief Legal Officer

cc:   Kathy Ingber, Esq.
          K&L Gates LLP